CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
CURRENT LIABILITIES
Schedule of accounts payable and accrued liabilities

As at December 31,	2018	2017
Accounts payable	$5,352	$5,676
Accrued salaries, incentives and benefits	5,364	4,304
Accrued interest payable	6,606	6,016
Accrued construction payable	2,429	12,622
Accrued professional fees	2,910	2,434
Accrued employee unit-based compensation	3,193	3,416
Accrued trustee/director unit-based compensation	2,330	1,367
Accrued property operating costs	2,013	3,110
Accrued land transfer tax in connection with an acquisition	5,499	—
Accrued leasing commissions	407	1,291
Accrual associated with a property disposal (note 5)	2,047	—
Other accrued liabilities	3,817	3,106
	$41,967	$43,342